Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in operating assets and liabilities
Accounts receivable	$ (68,914)	$ (21,820)	$ 64,886
Prepaid expenses and other assets	(8,225)	12,719	35,006
Accounts payable	(12,216)	11,002	2,731
Accrued and other liabilities	(19,424)	65,518	26,240
Other long-term liabilities			25,254
Total	$ (84,347)	$ 45,415	$ 148,655